ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Organization

Organization

Greenwood Hall is an emerging education management solutions provider that delivers end-to-end services that support the entire student lifecycle including offerings that increase student enrollment, improve student experience, optimize student success and outcomes, and help schools maximize operating efficiencies. Since 2006, we have developed and customized turnkey solutions that combine strategy, personnel, proven processes and robust technology to help schools effectively and efficiently improve student outcomes, expand into new markets such as online learning, increase revenues, and deliver enhanced student experiences. Our Company currently has 133 employees and has served more than 40 education clients and over 70 degree programs.

Organization

Greenwood Hall is an emerging education management solutions provider that delivers end-to-end services that support the entire student lifecycle including offerings that increase student enrollment, improve student experience, optimize student success and outcomes, and help schools maximize operating efficiencies. Since 2006, we have developed and customized turnkey solutions that combine strategy, personnel, proven processes and robust technology to help schools effectively and efficiently improve student outcomes, expand into new markets such as online learning, increase revenues, and deliver enhanced student experiences. Our Company currently has 141 employees and has served more than 40 education clients and over 70 degree programs.

Basis of Presentation

Basis of Presentation

On July 23, 2014, Greenwood Hall, Inc. (formerly Divio Holdings, Corp. (“Divio”)) and its wholly owned subsidiary, Merger Sub, completed the Merger Agreement, dated July 22, 2014, by and among Divio, Merger Sub, and PCS Link, Inc. (“PCS Link”). Pursuant to the Merger Agreement, Merger Sub merged with and into PCS Link with PCS Link remaining as the surviving corporation (the “Surviving Corporation”) in the Merger. Upon the consummation of the Merger, the separate existence of Merger Sub ceased, and PCS Link became a wholly owned subsidiary of Divio. In connection with the Merger and at the Effective Time, the holders of all of the issued and outstanding shares of PCS Link Common Stock exchanged all of such shares (other than “dissenting shares” as defined in California Corporations Code Section 1300) for a combined total of 25,250,000 shares of Common Stock, representing approximately 71% of the total outstanding shares on the date of the Merger. In connection with the merger, Divio Holdings, Corp. changed its name to Greenwood Hall, Inc.

The Merger was accounted for as a “reverse merger” with PCS Link as the accounting acquirer and the Company as the legal acquirer. Although, from a legal perspective, the Company acquired PCS Link, from an accounting perspective, the transaction is viewed as a recapitalization of PCS Link accompanied by an issuance of stock by PCS Link for the net assets of Greenwood Hall, Inc. This is because Greenwood Hall, Inc. did not have operations immediately prior to the merger, and following the merger, PCS Link is the operating company. The board of directors of Greenwood Hall, Inc. immediately after the merger consisted of five directors, with four of the five directors nominated by PCS Link. Additionally, PCS Link’s stockholders owned 71% of the outstanding shares of Greenwood Hall, Inc. immediately after completion of the transaction.

The presentation of the consolidated statements of stockholders' deficit reflects the historical stockholders' deficit of PCS Link through July 23, 2014. The effect of the issuance of shares of Divio common stock in connection with the Merger and the inclusion of Divio’s outstanding shares of common stock at the time of the Merger on July 23, 2014 is reflected during the eight months ended August 31, 2014.

Basis of Presentation

On July 23, 2014, Greenwood Hall, Inc. (formerly Divio Holdings, Corp. (“Divio”)) and its wholly owned subsidiary, Merger Sub, completed the Merger Agreement, dated July 22, 2014, by and among Divio, Merger Sub, and PCS Link, Inc. (“PCS Link”). Pursuant to the Merger Agreement, Merger Sub merged with and into PCS Link with PCS Link remaining as the surviving corporation (the “Surviving Corporation”) in the Merger. Upon the consummation of the Merger, the separate existence of Merger Sub ceased, and PCS Link became a wholly owned subsidiary of Divio. In connection with the Merger and at the Effective Time, the holders of all of the issued and outstanding shares of PCS Link Common Stock exchanged all of such shares (other than “dissenting shares” as defined in California Corporations Code Section 1300) for a combined total of 25,250,000 shares of Common Stock, representing approximately 71% of the total outstanding shares on the date of the Merger. In connection with the merger, Divio Holdings, Corp. changed its name to Greenwood Hall, Inc.

The Merger was accounted for as a “reverse merger” with PCS Link as the accounting acquirer and the Company as the legal acquirer. Although, from a legal perspective, the Company acquired PCS Link, from an accounting perspective, the transaction is viewed as a recapitalization of PCS Link accompanied by an issuance of stock by PCS Link for the net assets of Greenwood Hall, Inc. This is because Greenwood Hall, Inc. did not have operations immediately prior to the merger, and following the merger, PCS Link is the operating company. The board of directors of Greenwood Hall, Inc. immediately after the merger consisted of five directors, with four of the five directors nominated by PCS Link. Additionally, PCS Link’s stockholders owned 71% of the outstanding shares of Greenwood Hall, Inc. immediately after completion of the transaction. The results of Divio

The presentation of the consolidated statements of stockholders' deficit reflects the historical stockholders' deficit of PCS Link through July 23, 2014. The effect of the issuance of shares of Divio common stock in connection with the Merger and the inclusion of Divio’s outstanding shares of common stock at the time of the Merger on July 23, 2014 is reflected during the eight months ended August 31, 2014.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Greenwood Hall, PCS Link, and University Financial Aid Solutions, LLC (“UFAS”), collectively referred to herein as the Company, we, us, our, and Greenwood Hall. All significant intercompany accounts and transactions have been eliminated in consolidation. Through our affiliate UFAS we provided complete financial aid solutions. During 2013, UFAS ceased operations and is presently winding down its affairs. As a result, it is presented in the accompanying consolidated financial statements as discontinued operations.

Principles of Consolidation

The consolidated financial statements include the accounts of Greenwood Hall, PCS Link, and University Financial Aid Solutions, LLC (“UFAS”), collectively referred to herein as the Company, we, us, our, and Greenwood Hall. All significant intercompany accounts and transactions have been eliminated in consolidation. Through our affiliate UFAS we provided complete financial aid solutions. During 2013, UFAS ceased operations and is presently winding down its affairs. As a result, it is presented in the accompanying consolidated financial statements as discontinued operations.

Going Concern

Going Concern

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which contemplates the continuation of the Company as a going concern. The Company has an accumulated deficit and a working capital deficit as of February 28, 2015 and has incurred a loss from operations during 2014. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has historically funded its activities through cash generated from operations, debt financing, the issuance of equity for cash, and advances from shareholders. During the six months ended February 28, 2015 the Company received approximately $1,453,697 in net proceeds from financing activities.

Management intends to become profitable by continuing to grow its operations and customer base. If the Company is not successful in becoming profitable, it may have to further delay or reduce expenses, or curtail operations. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should the Company not continue as a going concern.

Going Concern

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which contemplates the continuation of the Company as a going concern. The Company has an accumulated deficit and a working capital deficit as of August 31, 2014 and has incurred a loss from continuing operations during 2014. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has historically funded its activities through cash generated from operations, debt financing, the issuance of equity for cash, and advances from shareholders. During the eight months ended August 31, 2014, the Company received a net amount of approximately $3.8 million from financing activities.

Management intends to become profitable by continuing to grow its operations and customer base. If the Company is not successful in becoming profitable, it may have to further delay or reduce expenses, or curtail operations. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should the Company not continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Research and Development	Research and Development Costs relating to designing and developing new products are expensed in the period incurred.	Research and Development Costs relating to designing and developing new products are expensed in the period incurred.
Revenue Recognition

Revenue Recognition

The Company’s contracts are typically structured into two categories, i) fixed-fee service contracts that span a period of time, often in excess of one year, and ii) service contracts at agreed-upon rates based on the volume of service provided. Some of the Company’s service contracts are subject to guaranteed minimum amounts of service volume.

The Company recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the customer exists, services have been rendered, the selling price is fixed or determinable, and collectability of the selling price is reasonably assured. For fixed-fee service contracts, the Company recognizes revenue on a straight-line basis over the period of contract performance. Costs incurred under these service contracts are expensed as incurred.

Revenue Recognition

The Company’s contracts are typically structured into two categories, i) fixed-fee service contracts that span a period of time, often in excess of one year, and ii) service contracts at agreed-upon rates based on the volume of service provided. Some of the Company’s service contracts are subject to guaranteed minimum amounts of service volume.

The Company recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the customer exists, services have been rendered, the selling price is fixed or determinable, and collectability of the selling price is reasonably assured. For fixed-fee service contracts, the Company recognizes revenue on a straight-line basis over the period of contract performance. Costs incurred under these service contracts are expensed as incurred.

Deferred Revenue

Deferred Revenue

Deferred revenue primarily consists of prepayments received from customers for which the Company’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Deferred Revenue

Deferred revenue primarily consists of prepayments received from customers for which the Company’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Accounts Receivable

Accounts Receivable

The Company extends credit to its customers. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of the Company’s customers to make required payments. Management specifically analyzes the age of customer balances, historical bad debt experience, customer credit-worthiness, and changes in customer payment terms when making estimates of the collectability of the Company’s trade accounts receivable balances. If the Company determines that the financial condition of any of its customers has deteriorated, whether due to customer specific or general economic issues, an increase in the allowance may be made. After all attempts to collect a receivable have failed, the receivable is written off. Based on the information available, management believes the Company’s accounts receivable, net of the allowance for doubtful accounts, are collectable.

Accounts Receivable

The Company extends credit to its customers. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of the Company’s customers to make required payments. Management specifically analyzes the age of customer balances, historical bad debt experience, customer credit-worthiness, and changes in customer payment terms when making estimates of the collectability of the Company’s trade accounts receivable balances. If the Company determines that the financial condition of any of its customers has deteriorated, whether due to customer specific or general economic issues, an increase in the allowance may be made. After all attempts to collect a receivable have failed, the receivable is written off. Based on the information available, management believes the Company’s accounts receivable, net of the allowance for doubtful accounts, are collectable.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used are as follows:

Classification	Life
Equipment	5-7 Years
Computer equipment	7 Years

Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used are as follows:

Classification	Life
Equipment	5-7 Years
Computer equipment	7 Years

Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740-10, “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740-10, “Income Taxes” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax payable for the period and the change during the period in deferred tax assets and liabilities.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic earnings (loss) per share is computed using the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share are computed using the weighted- average number of common shares and dilutive potential common shares outstanding during the period. During 2013, the Company had no instruments that could potentially dilute the number of common shares outstanding. Warrants to purchase common stock were excluded from the computation of diluted shares during the three and six months ended February 28, 2015 and 2014 as their effect is anti-dilutive.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed using the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share are computed using the weighted- average number of common shares and dilutive potential common shares outstanding during the period. During 2013 and 2012, the Company had no instruments that could potentially dilute the number of common shares outstanding. Warrants to purchase common stock were excluded from the computation of diluted shares during the eight months ended August 31, 2014 as their effect is anti-dilutive.

Variable Interest Entities

Variable Interest Entities

Generally, an entity is defined as a variable interest entity (“VIE”) under current accounting rules if it has (a) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (b) equity investors that cannot make significant decisions about the entity’s operations, or that do not absorb the expected losses or receive the expected returns of the entity. When determining whether an entity that is a business qualifies as a VIE, we also consider whether (i) we participated significantly in the design of the entity, (ii) we provided more than half of the total financial support to the entity, and (iii) substantially all of the activities of the VIE either involve us or are conducted on our behalf. A VIE is consolidated by its primary beneficiary, which is the party that absorbs or receives a majority of the entity’s expected losses or expected residual returns.

University Financial Aid Services, LLC was 60% owned by John Hall and Zan Greenwood, who at the time held a combined 92.5% of our common stock and served as directors of PCS Link. John Hall is the CEO of the Company and Zan Greenwood served as the Company’s Chief Operating Officer through June 2013. The equity owners of UFAS have no equity at risk, Greenwood Hall has funded UFAS’ operations since it was formed in 2010, and we have the ability to exercise control over UFAS through our two shareholders / directors.

Based on our assessment, we have determined that UFAS is a VIE and that we are the primary beneficiary, as defined in current accounting rules. Accordingly, we are required to consolidate the revenues and expenses of UFAS. To date, the Company has not allocated any income or loss of UFAS to noncontrolling interests as the noncontrolling interests never had any equity at risk. As previously discussed, UFAS ceased operations during 2013 and is presently winding down its affairs. The Company does not anticipate having any future involvement with UFAS after it is dissolved.

Variable Interest Entities

Generally, an entity is defined as a variable interest entity (“VIE”) under current accounting rules if it has (a) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (b) equity investors that cannot make significant decisions about the entity’s operations, or that do not absorb the expected losses or receive the expected returns of the entity. When determining whether an entity that is a business qualifies as a VIE, we also consider whether (i) we participated significantly in the design of the entity, (ii) we provided more than half of the total financial support to the entity, and (iii) substantially all of the activities of the VIE either involve us or are conducted on our behalf. A VIE is consolidated by its primary beneficiary, which is the party that absorbs or receives a majority of the entity’s expected losses or expected residual returns.

University Financial Aid Services, LLC is 60% owned by two individuals that hold a combined 92.5% of our common stock and serve as directors of the Company. The equity owners of UFAS have no equity at risk, Greenwood & Hall has funded UFAS’ operations since it was formed in 2010, and we have the ability to exercise control over UFAS through our two shareholders / directors.

Based on our assessment, we have determined that UFAS is a VIE and that we are the primary beneficiary, as defined in current accounting rules. Accordingly, we are required to consolidate the revenues and expenses of UFAS. To date, the Company has not allocated any income or loss of UFAS to noncontrolling interests as the noncontrolling interests never had any equity at risk. As previously discussed, UFAS ceased operations during 2013 and is presently winding down its affairs. The Company does not anticipate having any future involvement with UFAS after it is dissolved.

Marketing and Advertising

Marketing and Advertising

Marketing and advertising costs are expensed as incurred. Marketing and advertising amounted to $22,813 and $319,948 for the six months ended February 28, 2015 and the six months ended February 28, 2014 respectively, and are included in selling, general and administrative expenses.

Marketing and Advertising

Marketing and advertising costs are expensed as incurred. Marketing and advertising amounted to $159,377, $920,830 and $812,474 for the eight months ended August 31, 2014 and the years ended December 31, 2013 and 2012, respectively, and are included in selling, general and administrative expenses.

Derivative Liabilities

Derivative Liabilities

We account for warrants as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded as additional paid-in capital on our Consolidated Balance Sheet and no further adjustments to their valuation are made. Some of our warrants were determined to be ineligible for equity classification because of provisions that may result in an adjustment to their exercise price. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as assets or liabilities are recorded on our Consolidated Balance Sheet at their fair value on the date of issuance and are revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. We estimate the fair value of these liabilities using option pricing models that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life and risk-free interest rate.

As part of a debt financing during May 2014, the Company issued warrants to acquire 248,011 shares of Common Stock. These warrants contain a mechanism to increase the number of warrants upon the issuance of certain dilutive equity securities. If during the terms of the warrants, the Company issues additional shares of Common Stock or equivalents, the warrant holders are entitled to additional warrants with the same terms as the original warrants. As a result of these features, the warrants are subject to derivative accounting as prescribed under ASC 815. Accordingly, the fair value of the warrants on the date of issuance was estimated using an option pricing model and recorded on the Company’s Consolidated Balance Sheet as a derivative liability. The fair value of the Warrants is estimated at the end of each reporting period and the change in the fair value of the Warrants is recorded as a non-operating gain or loss as change in value of derivatives in the Company’s Consolidated Statement of Operations.

In December 2014, the Company entered into a Secured Convertible Note with Colgan Financial Group, Inc. (“ Colgan ”) and Rob Logan pursuant to which the Company issued a convertible promissory note of $500,000 and the right to purchase warrants upon the payment or conversion of the note principal. The conversion feature and warrants both include provisions that call for the instrument to be converted to equity at a price equal to the lesser of i) $1.50 per share or ii) 85% of the weighted average price per share of the Company’s trading price for the 10 trading days prior to conversion / exercise. As a result of this feature, the warrants and conversion feature are subject to derivative accounting pursuant to ASC 815. Accordingly, the fair value of the warrants and conversion feature on the date of issuance was estimated using an option pricing model and recorded on the Company’s Consolidated Balance Sheet as a derivative liability and a note discount. The fair value of the warrants and conversion feature is estimated at the end of each reporting period and the change in the fair value is recorded as a non-operating gain or loss as change in value of derivatives in the Company’s Consolidated Statement of Operations. During the six months ended February 28, 2015 and 2014, the Company recognized a change in value of the derivative liability of $136,870 and $0, respectively.

Derivative Liabilities

We account for warrants as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded as additional paid-in capital on our Consolidated Balance Sheet and no further adjustments to their valuation are made. Some of our warrants were determined to be ineligible for equity classification because of provisions that may result in an adjustment to their exercise price. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as assets or liabilities are recorded on our Consolidated Balance Sheet at their fair value on the date of issuance and are revalued on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. We estimate the fair value of these liabilities using option pricing models that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life and risk-free interest rate.

As part of a debt financing during May 2014, the Company issued warrants to acquire 248,011 shares of Common Stock. These warrants contain a mechanism to increase the number of warrants upon the issuance of certain dilutive equity securities. If during the terms of the warrants, the Company issues additional shares of Common Stock or equivalents, the warrant holders are entitled to additional warrants with the same terms as the original warrants. As a result of these features, the warrants are subject to derivative accounting as prescribed under ASC 815. Accordingly, the fair value of the warrants on the date of issuance was estimated using an option pricing model and recorded on the Company’s Consolidated Balance Sheet as a derivative liability. The fair value of the Warrants is estimated at the end of each reporting period and the change in the fair value of the Warrants is recorded as a non-operating gain or loss as change in value of derivatives in the Company’s Consolidated Statement of Operations. During the eight months ended August 31, 2014 and the years ended December 31, 2013 and 2012, the Company recorded a non-cash loss from the change in fair value of the derivative liability of $40,082, $0, and $0, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company groups financial assets and financial liabilities measured at fair value into three levels of hierarchy in accordance with ASC 820-10, “Fair Value Measurements and Disclosure”. Assets and liabilities recorded at fair value in the accompanying balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value.

Level Input:	Input Definition:
Level I	Observable quoted prices in active markets for identical assets and liabilities.

Level II	Observable quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level III	Model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

For certain of our financial instruments, including working capital instruments, the carrying amounts are approximate fair value due to their short-term nature. Our notes payable approximate fair value based on prevailing interest rates.

The following table summarizes fair value measurements at February 28, 2015 for assets and liabilities measured at fair value on a recurring basis.

February 28, 2015

	Level 1	Level 2	Level 3
Derivative Liabilities	$-	$-	$578,257

The assumptions used in valuing derivative instruments issued during the six months ended February 28, 2015 were as follows:

Risk free interest rate	1.10%
Expected life	3.0 Years
Dividend yield	None
Volatility	60%

The following is a reconciliation of the derivative liability related to these instruments for the six months ended February 28, 2015:

Value at August 31, 2014	$118,363
Issuance of instruments	323,024
Change in value	136,870
Net settlements	-
Value at February 28, 2015	$578,257

The derivative liabilities are estimated using option pricing models that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life and risk-free interest rate. Changes in the assumptions used could have a material impact on the resulting fair value. The primary input affecting the value of our derivatives liabilities is the Company’s stock price, term and volatility. Other inputs have a comparatively insignificant effect.

Fair Value of Financial Instruments

The Company groups financial assets and financial liabilities measured at fair value into three levels of hierarchy in accordance with ASC 820-10, “Fair Value Measurements and Disclosure”. Assets and liabilities recorded at fair value in the accompanying balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value.

Level Input:	Input Definition:
Level I	Observable quoted prices in active markets for identical assets and liabilities.

Level II	Observable quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level III	Model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

For certain of our financial instruments, including working capital instruments, the carrying amounts are approximate fair value due to their short-term nature. Our notes payable approximate fair value based on prevailing interest rates.

The following table summarizes fair value measurements at August 31, 2014 for assets and liabilities measured at fair value on a recurring basis. There were no instruments subject to this classification at December 31, 2013.

August 31, 2014:

	Level 1	Level 2	Level 3
Derivative Liabilities	$-	$-	$118,363

The assumptions used in valuing warrants issued during the eight months ended August 31, 2014 were as follows:

Risk free interest rate	2.12%
Expected life	7 Years
Dividend yield	None
Volatility	30%

The following is a reconciliation of the derivative liability related to these warrants for the eight months ended August 31, 2014:

Value at December 31, 2013	$—
Issuance of instruments	78,281
Change in value	40,082
Net settlements	—
Value at August 31, 2014	$118,363

The derivative liabilities are estimated using option pricing models that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life and risk-free interest rate. Changes in the assumptions used could have a material impact on the resulting fair value. The primary input affecting the value of our derivatives liabilities is the Company’s stock price, term and volatility. Other inputs have a comparatively insignificant effect.

Effect of Recently Issued Accounting Standards

Effect of Recently Issued Accounting Standards

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers. The standard will eliminate the transaction- and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principles-based approach for determining revenue recognition. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The revenue recognition standard is required to be applied retrospectively, including any combination of practical expedients as allowed in the standard. We are evaluating the impact, if any, of the adoption of ASU 2014-09 to our financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which eliminates diversity in practice for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward is available to reduce the taxable income or tax payable that would result from disallowance of a tax position. ASU 2013-11 affects only the presentation of such amounts in an entity’s balance sheet and is effective for fiscal years beginning after December 15, 2013 and interim periods within those years. Early adoption is permitted. We adopted this standard during fiscal 2015 and believe that it did not have a significant effect on our financial position or results of operation.

Effect of Recently Issued Accounting Standards

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which eliminates diversity in practice for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward is available to reduce the taxable income or tax payable that would result from disallowance of a tax position. ASU 2013-11 affects only the presentation of such amounts in an entity’s balance sheet and is effective for fiscal years beginning after December 15, 2013 and interim periods within those years. Early adoption is permitted. We adopted this standard during the first quarter of fiscal 2014 and believe that adoption did not have a material impact to our financial statements.

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers. The standard will eliminate the transaction- and industry-specific revenue recognition guidance under current U.S. GAAP and replace it with a principles-based approach for determining revenue recognition. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The revenue recognition standard is required to be applied retrospectively, including any combination of practical expedients as allowed in the standard. We are evaluating the impact, if any, of the adoption of ASU 2014-09 to our financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.